LEASES - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating lease cost	¥ 7,785,841	¥ 4,216,897	¥ 3,586,026
Shortterm lease cost	50,659	39,941	47,769
Total	¥ 7,836,500	¥ 4,256,838	¥ 3,633,795